ACCOUNT RECEIVABLE AND OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
Schedule of account receivable and other receivable

	June 30, 2023	December 31, 2022
Accounts receivable	$143,399	$23,910
Other receivable	91,404	82,374
Other receivable- related party*	10,636	11,185
Total	$245,439	$117,469

December 31,	2022	2021
Accounts receivable	$23,910	$23,521
Other receivable	82,374	16,961
Other receivable- related party*	11,185	12,139
Total	$117,469	$52,621